Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2022, which are included in the Partnership’s Annual Report on Form 20-F (the “2022 20-F”).

Significant Accounting Policies

(b) Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2022, as contained in the 2022 20-F.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to de-designate the relationship.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The Board included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (“FCA”) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to Libor after December 31, 2021. As a result, the sunset provision was set for December 31, 2022 - 12 months after the expected cessation date of all currencies and tenors of LIBOR. In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-months tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848. Because of the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in Update 2022-06 defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Although the Partnership does not apply hedge accounting, the Partnership has debt and interest rate swaps that reference LIBOR. The Partnership has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which the Partnership is a party.

Commencing January 1, 2023, all new contracts that the Partnership has or will enter into, are or will be based on an alternative reference rate, the Secured Overnight Financing Rate (“SOFR”). For certain existing contracts that reference LIBOR, the Partnership has entered into amendments to contracts affected by reference rate reform, and the Partnership will continue to assess remaining contracts prospectively, applying the optional expedients and exceptions where available. The new guidance did not materially impact the Partnership.

Accounting pronouncements not yet adopted

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.